Short-term borrowings and long-term debt - Summary of Pledged Assets as Collateral (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Certain Assets Pledged As Collateral For Short Term Borrowings And Long Term Debt [Line Items]
Securities	¥ 521,912	¥ 361,278
Securities	21,271	17,355	¥ 14,672
Securities [Member]
Certain Assets Pledged As Collateral For Short Term Borrowings And Long Term Debt [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	1,490,663	1,036,855	740,331
Housing Loans in The Banking Business
Certain Assets Pledged As Collateral For Short Term Borrowings And Long Term Debt [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	¥ 782,175	¥ 553,722	¥ 374,314